Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Line Items]
Summary of Fair Values and Carrying Values of Long-Term Debt	As of the dates indicated, our long-term debt consisted of the following (in thousands):

	At June 30, 2023		At December 31, 2022		Valuation Technique
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Outstanding principal amount of the 2021 Term Loan Credit Facility	$130,947	$130,384	$147,174	$146,837	Level 2 - Market Approach

Atlas Sand Company LLC [Member]
Accounting Policies [Line Items]
Summary of Fair Values and Carrying Values of Long-Term Debt	As of the dates indicated, the Company’s long-term debt consisted of the following (in thousands):

	At December 31, 2022		At December 31, 2021		Valuation Technique
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities:
Outstanding principal amount of the 2021 Term Loan Credit	$147,174	$146,837	$175,275	$177,028	Level 2 - Market Approach

Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment
Fixed assets are carried at historical cost. Fixed assets, other than plant facilities associated with productive, depletable properties, are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Plant Equipment	1–40 years
Furniture and office Equipment	3–15 years
Asset retirement obligation	50 years
Computer and network equipment	3–7 years
Buildings and leasehold improvements	5–40 years
Logistic Equipment	4–7 years

Schedule of Change in Asset Retirement Obligation
Changes in the asset retirement obligations are as follows (in thousands):

	For the Year Ended December 31,
	2022	2021
Beginning Balance	$1,179	$1,116
Additions to liabilities	—	—
Accretion expense	66	63

Ending Balance	$1,245	$1,179

Disclosure In Tabular Form Of Change In The Contract With Customers Liability
Changes in the deferred revenues balance are as follows (in thousands):

	For the Year Ended December 31,
	2022	2021
Beginning Balance	$2,000	$—
Customer prepayments	22,302	2,280
Revenue recognized	(24,302)	(280)

Ending Balance	$—	$2,000